Salaries and Related Charges (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Salaries and Related Charges
	12/31/2020	12/31/2019
Provisions on salaries	195,286	184,716
Profit sharing, bonus and premium	184,306	133,533
Social charges	73,267	70,228
Others	15,771	17,159
	468,630	405,636